INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets	The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2023	2022

Balance as of January 1	1,960	3,244

Additions	41	306
Disposals and write offs	—	(3)
Amortization	(104)	(173)
Impairment	—	(446)
Currency translation	(236)	160
Other	(1)	(2)

Balance as of June 30	1,660	3,086

Schedule of movement in goodwill for the Group, per cash generating unit
Included within total intangible asset movements for the six month periods ended June 30, 2023, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU	June 30, 2023	Currency translation	January 1, 2023

Pakistan	177	(46)	223
Kazakhstan	129	2	127
Uzbekistan	33	(1)	34
Ukraine	10	—	10

Total	349	(45)	394

Schedule of key assumptions used in fair value less costs of disposal calculations

	March 31, 2022 ***			September 30, 2021
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%	—%	—%	9.3%
Average annual revenue growth rate	6.2%	1.6%	5.5%	5.0%	1.6%	4.4%
Average operating margin	32.4%	35.0%	32.8%	33.2%	35.5%	33.6%
Average CAPEX / revenue **	20.3%	18.0%	19.9%	25.4%	21.0%	24.7%

* Combined average based on explicit forecast period of six years (2022-2027) and terminal period in 2028, and for comparative period explicit forecast period of five years (2022-2026) and terminal period in 2027.

** CAPEX excludes licenses and ROU

*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.

Schedule of information for cash-generating units

	March 31, 2022 ***			September 30, 2021
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%	—%	—%	9.3%
Average annual revenue growth rate	6.2%	1.6%	5.5%	5.0%	1.6%	4.4%
Average operating margin	32.4%	35.0%	32.8%	33.2%	35.5%	33.6%
Average CAPEX / revenue **	20.3%	18.0%	19.9%	25.4%	21.0%	24.7%
* Combined average for 2022 is based on an explicit forecast period consisting of five years forecast plus the latest estimate for 2022 (2022-2027) and terminal period in 2028, and for the comparative period 2021 the combined average is based on the explicit forecast period of five years (2022-2026) and terminal period in 2027.
** CAPEX excludes licenses and ROU.

*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.
The following table illustrates the potential additional impairment for the Russia CGU if certain key parameters would adversely change by one percentage point within both the explicit forecast and terminal periods ('+/- 1.0 pp').

Any additional adverse changes in the key parameters by more than one percentage point would increase the amount of impairment exposure approximately proportionally.

Sensitivity analysis	Combined average *	+/- 1.0 pp

Discount rate	20.5%	21.6%
Change in key assumption	0.0 pp	1.0 pp
Headroom / (impairment)	—	(115)

Average annual revenue growth rate	5.5%	4.5%
Change in key assumption	0.0 pp	(1.0) pp
Headroom / (impairment)	—	(88)

Average operating margin	32.8%	31.8%
Change in key assumption	0.0 pp	(1.0) pp
Headroom / (impairment)	—	(157)

Average CAPEX / revenue	19.9%	20.9%
Change in key assumption	0.0 pp	1.0 pp
Headroom / (impairment)	—	(161)

* Combined average based on explicit forecast period of six years (2022-2027) and terminal period (2028), includes intervening period of 2022

Following the recognition of an impairment loss in the first quarter of 2022, the book value of the Russia CGU is equal to its recoverable amount. As such, the 'break-even' assumptions for the Russia CGU are equivalent to the 'Combined average' assumptions